Income Taxes (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current													$ (45,000,000)	$ (52,000,000)	$ 20,000,000
Deferred													676,000,000	698,000,000	786,000,000
Total Federal													631,000,000	646,000,000	806,000,000
State and Local:
Current													29,000,000	35,000,000	37,000,000
Deferred													24,000,000	(77,000,000)	(25,000,000)
Total State and Local													53,000,000	(42,000,000)	12,000,000
Income Tax Expense:
Deferred													709,000,000	636,000,000	794,000,000
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	347,000,000	[1],[2]	434,000,000	[3]	339,000,000	[4],[5]	364,000,000	21,000,000	[6],[7]	488,000,000	363,000,000	390,000,000	1,484,000,000	1,262,000,000	1,949,000,000
Extraordinary Item, Net of Tax of $(112) million in 2011													0	0	(373,000,000)
Income Before Extraordinary Item													1,484,000,000	1,262,000,000	1,576,000,000
Income Tax Expense (Benefit)													684,000,000	604,000,000	818,000,000
Pretax Income													2,168,000,000	1,866,000,000	2,394,000,000
Income Taxes on Pretax Income at Statutory Rate (35%)													759,000,000	653,000,000	838,000,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													47,000,000	39,000,000	41,000,000
Investment Tax Credits, Net													(14,000,000)	(14,000,000)	(15,000,000)
Energy Production Credits													0	0	(18,000,000)
State and Local Income Taxes, Net													29,000,000	(33,000,000)	(22,000,000)
Removal Costs													(21,000,000)	(18,000,000)	(20,000,000)
AFUDC													(31,000,000)	(39,000,000)	(42,000,000)
Valuation Allowance													5,000,000	6,000,000	86,000,000
U.K. Windfall Tax													(80,000,000)	15,000,000	0
Other													(10,000,000)	(5,000,000)	(30,000,000)
Income Tax Expense													684,000,000	604,000,000	818,000,000
Effective Income Tax Rate													31.50%	32.40%	34.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,900,000,000							2,900,000,000					2,900,000,000	2,900,000,000
Deferred Tax Liabilities	(13,088,000,000)							(12,098,000,000)					(13,088,000,000)	(12,098,000,000)
Property Related Temporary Differences	(7,508,000,000)							(6,752,000,000)					(7,508,000,000)	(6,752,000,000)
Amounts Due from Customers for Future Federal Income Taxes	(273,000,000)							(289,000,000)					(273,000,000)	(289,000,000)
Deferred State Income Taxes	(765,000,000)							(683,000,000)					(765,000,000)	(683,000,000)
Securitized Assets	(870,000,000)							(780,000,000)					(870,000,000)	(780,000,000)
Regulatory Assets	(609,000,000)							(781,000,000)					(609,000,000)	(781,000,000)
Deferred Income Taxes on Other Comprehensive Loss	66,000,000							184,000,000					66,000,000	184,000,000
Accrued Nuclear Decommissioning	(554,000,000)							(475,000,000)					(554,000,000)	(475,000,000)
Net Operating Loss Carryforward	233,000,000							194,000,000					233,000,000	194,000,000
Tax Credit Carryforward	109,000,000							104,000,000					109,000,000	104,000,000
Valuation Allowance	(97,000,000)							(92,000,000)					(97,000,000)	(92,000,000)
All Other, Net	80,000,000							172,000,000					80,000,000	172,000,000
Net Deferred Tax Liabilities	(10,188,000,000)							(9,198,000,000)					(10,188,000,000)	(9,198,000,000)
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	156,000,000												156,000,000
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													1,000,000	11,000,000	8,000,000
Interest Income													51,000,000	0	22,000,000
Reversal of Prior Period Interest Expense													0	1,000,000	13,000,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	43,000,000							0					43,000,000	0
Accrual for Payment of Interest and Penalties	5,000,000							7,000,000					5,000,000	7,000,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							267,000,000					168,000,000	267,000,000	168,000,000	219,000,000
Increase - Tax Positions Taken During a Prior Period													0	23,000,000	51,000,000
Decrease - Tax Positions Taken During a Prior Period													(94,000,000)	(16,000,000)	(43,000,000)
Increase - Tax Positions Taken During the Current Year													2,000,000	121,000,000	10,000,000
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													0	(25,000,000)	(31,000,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(4,000,000)	(38,000,000)
Balance at December 31,	175,000,000							267,000,000					175,000,000	267,000,000	168,000,000
Income Taxes (Textuals) [Abstract]
Extraordinary Item, Tax Effect															(112,000,000)
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss														366,000,000	226,000,000
Tax Credit Carryforward, Valuation Allowance	41,000,000												41,000,000
Tax Credit Carryforward, Deferred Tax Asset	56,000,000												56,000,000
Income Tax Benefit													(684,000,000)	(604,000,000)	(818,000,000)
Interest and Investment Income													58,000,000	8,000,000	27,000,000
Net Income (Loss)	347,000,000	[1],[2]	434,000,000	[3]	339,000,000	[4],[5]	364,000,000	21,000,000	[6],[7]	488,000,000	363,000,000	390,000,000	1,484,000,000	1,262,000,000	1,949,000,000
Unrecognized Tax Benefits, if Recognized - Amount	87,000,000							149,000,000					87,000,000	149,000,000	111,000,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Indiana Corporate Income Tax Rate															8.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Traditional Corporate Net Income Tax															6.00%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Appalachian Power Co [Member]
Income Tax Expense:
Current													58,441,000	28,307,000	(15,136,000)
Deferred													75,714,000	138,460,000	107,565,000
Deferred Investment Tax Credits													(1,220,000)	(1,240,000)	(2,569,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	30,176,000	[8]	62,625,000		29,862,000		70,548,000	56,669,000		63,191,000	62,332,000	75,311,000	193,211,000	257,503,000	162,758,000
Income Tax Expense (Benefit)													132,935,000	165,527,000	89,860,000
Pretax Income													326,146,000	423,030,000	252,618,000
Income Taxes on Pretax Income at Statutory Rate (35%)													114,151,000	148,061,000	88,416,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													20,286,000	20,424,000	17,923,000
Investment Tax Credits, Net													(1,220,000)	(1,240,000)	(2,569,000)
State and Local Income Taxes, Net													2,707,000	3,175,000	(35,532,000)
Removal Costs													(6,454,000)	(6,641,000)	(4,447,000)
AFUDC													(1,420,000)	(1,145,000)	(5,314,000)
Medicare Subsidy													0	382,000	4,908,000
Valuation Allowance													5,062,000	5,674,000	30,541,000
Other													(177,000)	(3,163,000)	(4,066,000)
Income Tax Expense													132,935,000	165,527,000	89,860,000
Effective Income Tax Rate													40.80%	39.10%	35.60%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	548,966,000							526,665,000					548,966,000	526,665,000
Deferred Tax Liabilities	(2,788,306,000)							(2,467,063,000)					(2,788,306,000)	(2,467,063,000)
Property Related Temporary Differences	(1,725,853,000)							(1,416,426,000)					(1,725,853,000)	(1,416,426,000)
Amounts Due from Customers for Future Federal Income Taxes	(94,775,000)							(100,520,000)					(94,775,000)	(100,520,000)
Deferred State Income Taxes	(246,247,000)							(230,490,000)					(246,247,000)	(230,490,000)
Securitized Assets	(130,834,000)							0					(130,834,000)	0
Regulatory Assets	(104,824,000)							(161,274,000)					(104,824,000)	(161,274,000)
Deferred Income Taxes on Other Comprehensive Loss	(1,589,000)							16,099,000					(1,589,000)	16,099,000
Deferred Fuel and Purchased Power	24,646,000							(115,900,000)					24,646,000	(115,900,000)
Net Operating Loss Carryforward	45,177,000							69,580,000					45,177,000	69,580,000
Tax Credit Carryforward	21,940,000							13,199,000					21,940,000	13,199,000
Valuation Allowance	(41,277,000)							(36,215,000)					(41,277,000)	(36,215,000)
All Other, Net	14,296,000							21,549,000					14,296,000	21,549,000
Net Deferred Tax Liabilities	(2,239,340,000)							(1,940,398,000)					(2,239,340,000)	(1,940,398,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													0	62,000	737,000
Interest Income													1,089,000	0	3,229,000
Reversal of Prior Period Interest Expense													0	183,000	2,416,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0							0					0	0
Accrual for Payment of Interest and Penalties	158,000							271,000					158,000	271,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							5,253,000					7,311,000	5,253,000	7,311,000	13,267,000
Increase - Tax Positions Taken During a Prior Period													0	0	5,990,000
Decrease - Tax Positions Taken During a Prior Period													(4,089,000)	(384,000)	(2,100,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													0	(1,674,000)	(2,587,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	0	(7,259,000)
Balance at December 31,	1,164,000							5,253,000					1,164,000	5,253,000	7,311,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss															313,000,000
Tax Credit Carryforward, Valuation Allowance	41,300,000												41,300,000
Income Tax Benefit													(132,935,000)	(165,527,000)	(89,860,000)
Net Income (Loss)	30,176,000	[8]	62,625,000		29,862,000		70,548,000	56,669,000		63,191,000	62,332,000	75,311,000	193,211,000	257,503,000	162,758,000
Unrecognized Tax Benefits, if Recognized - Amount	0							0					0	0	806,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Indiana Corporate Income Tax Rate															8.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Traditional Corporate Net Income Tax															6.00%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Indiana Michigan Power Co [Member]
Income Tax Expense:
Current													(49,067,000)	(9,221,000)	(86,471,000)
Deferred													129,109,000	53,067,000	141,015,000
Deferred Investment Tax Credits													(4,931,000)	(4,502,000)	(2,783,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	35,413,000		57,880,000		40,754,000		43,457,000	10,172,000		39,254,000	29,810,000	39,221,000	177,504,000	118,457,000	149,674,000
Income Tax Expense (Benefit)													75,111,000	39,344,000	51,760,000
Pretax Income													252,615,000	157,801,000	201,434,000
Income Taxes on Pretax Income at Statutory Rate (35%)													88,415,000	55,230,000	70,502,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													10,057,000	8,659,000	7,895,000
Investment Tax Credits, Net													(4,931,000)	(4,502,000)	(2,783,000)
State and Local Income Taxes, Net													(882,000)	(1,559,000)	(1,376,000)
Removal Costs													(9,432,000)	(5,490,000)	(5,566,000)
AFUDC													(10,555,000)	(7,218,000)	(9,223,000)
Other													2,439,000	(5,776,000)	(7,689,000)
Income Tax Expense													75,111,000	39,344,000	51,760,000
Effective Income Tax Rate													29.70%	24.90%	25.70%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	843,630,000							831,724,000					843,630,000	831,724,000
Deferred Tax Liabilities	(2,043,810,000)							(1,842,791,000)					(2,043,810,000)	(1,842,791,000)
Property Related Temporary Differences	(390,829,000)							(351,682,000)					(390,829,000)	(351,682,000)
Amounts Due from Customers for Future Federal Income Taxes	(39,137,000)							(37,633,000)					(39,137,000)	(37,633,000)
Deferred State Income Taxes	(137,162,000)							(112,388,000)					(137,162,000)	(112,388,000)
Regulatory Assets	(59,008,000)							(88,696,000)					(59,008,000)	(88,696,000)
Deferred Income Taxes on Other Comprehensive Loss	8,351,000							15,553,000					8,351,000	15,553,000
Accrued Nuclear Decommissioning	(553,794,000)							(475,223,000)					(553,794,000)	(475,223,000)
Net Operating Loss Carryforward	15,690,000							31,233,000					15,690,000	31,233,000
All Other, Net	(44,291,000)							7,769,000					(44,291,000)	7,769,000
Net Deferred Tax Liabilities	(1,200,180,000)							(1,011,067,000)					(1,200,180,000)	(1,011,067,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													0	1,355,000	0
Interest Income													597,000	0	2,681,000
Reversal of Prior Period Interest Expense													0	0	638,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0							0					0	0
Accrual for Payment of Interest and Penalties	957,000							1,337,000					957,000	1,337,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							15,085,000					14,071,000	15,085,000	14,071,000	17,871,000
Increase - Tax Positions Taken During a Prior Period													0	2,266,000	9,256,000
Decrease - Tax Positions Taken During a Prior Period													(11,921,000)	(1,252,000)	(8,622,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													0	0	(1,424,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	0	(3,010,000)
Balance at December 31,	3,164,000							15,085,000					3,164,000	15,085,000	14,071,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss															123,000,000
Income Tax Benefit													(75,111,000)	(39,344,000)	(51,760,000)
Net Income (Loss)	35,413,000		57,880,000		40,754,000		43,457,000	10,172,000		39,254,000	29,810,000	39,221,000	177,504,000	118,457,000	149,674,000
Unrecognized Tax Benefits, if Recognized - Amount	1,220,000							1,220,000					1,220,000	1,220,000	654,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Reduction in Expected Future Cash Flow													(10,000,000)
Indiana Corporate Income Tax Rate															8.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Traditional Corporate Net Income Tax															6.00%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Ohio Power Co [Member]
Income Tax Expense:
Current													92,625,000	100,447,000	96,893,000
Deferred													134,463,000	45,685,000	119,184,000
Deferred Investment Tax Credits													(1,418,000)	(1,849,000)	(2,380,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	80,249,000		178,901,000		21,056,000	[9]	129,774,000	(60,229,000)	[10]	151,510,000	101,423,000	150,830,000	409,980,000	343,534,000	464,993,000
Income Tax Expense (Benefit)													225,670,000	144,283,000	213,697,000
Pretax Income													635,650,000	487,817,000	678,690,000
Income Taxes on Pretax Income at Statutory Rate (35%)													222,478,000	170,736,000	237,542,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													6,759,000	5,239,000	6,368,000
Investment Tax Credits, Net													(1,418,000)	(1,849,000)	(2,380,000)
State and Local Income Taxes, Net													3,327,000	(18,291,000)	(3,222,000)
Parent Company Loss Benefit													(2,154,000)	(11,915,000)	(7,117,000)
Other													(3,322,000)	363,000	(17,494,000)
Income Tax Expense													225,670,000	144,283,000	213,697,000
Effective Income Tax Rate													35.50%	29.60%	31.50%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	183,085,000							505,003,000					183,085,000	505,003,000
Deferred Tax Liabilities	(1,477,691,000)							(2,851,068,000)					(1,477,691,000)	(2,851,068,000)
Property Related Temporary Differences	(841,607,000)							(2,061,841,000)					(841,607,000)	(2,061,841,000)
Amounts Due from Customers for Future Federal Income Taxes	(51,946,000)							(59,291,000)					(51,946,000)	(59,291,000)
Deferred State Income Taxes	(28,569,000)							(90,001,000)					(28,569,000)	(90,001,000)
Regulatory Assets	(215,535,000)							(190,273,000)					(215,535,000)	(190,273,000)
Impairment Loss	0							100,459,000					0	100,459,000
Deferred Income Taxes on Other Comprehensive Loss	(3,812,000)							89,236,000					(3,812,000)	89,236,000
Deferred Fuel and Purchased Power	(176,192,000)							(199,997,000)					(176,192,000)	(199,997,000)
All Other, Net	23,055,000							65,643,000					23,055,000	65,643,000
Net Deferred Tax Liabilities	(1,294,606,000)							(2,346,065,000)					(1,294,606,000)	(2,346,065,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													0	266,000	1,213,000
Interest Income													1,892,000	0	5,173,000
Reversal of Prior Period Interest Expense													0	504,000	4,019,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0							0					0	0
Accrual for Payment of Interest and Penalties	407,000							451,000					407,000	451,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							11,052,000					43,565,000	11,052,000	43,565,000	68,655,000
Increase - Tax Positions Taken During a Prior Period													0	1,360,000	11,330,000
Decrease - Tax Positions Taken During a Prior Period													(8,966,000)	(13,582,000)	(20,299,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													0	(20,291,000)	(6,935,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	0	(9,186,000)
Balance at December 31,	2,086,000							11,052,000					2,086,000	11,052,000	43,565,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Income Tax Benefit													(225,670,000)	(144,283,000)	(213,697,000)
Net Income (Loss)	80,249,000		178,901,000		21,056,000	[9]	129,774,000	(60,229,000)	[10]	151,510,000	101,423,000	150,830,000	409,980,000	343,534,000	464,993,000
Unrecognized Tax Benefits, if Recognized - Amount	674,000							674,000					674,000	674,000	21,177,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Indiana Corporate Income Tax Rate															8.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Traditional Corporate Net Income Tax															6.00%
Original WV Corporate Income Tax Rate													7.00%
Reduced WV Corporate Income Tax													6.50%
Public Service Co of Oklahoma [Member]
Income Tax Expense:
Current													7,689,000	18,634,000	6,904,000
Deferred													53,788,000	48,916,000	61,581,000
Deferred Investment Tax Credits													4,408,000	(856,000)	(856,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	4,575,000		51,096,000		28,432,000		13,693,000	8,179,000		58,103,000	35,211,000	12,648,000	97,796,000	114,141,000	124,628,000
Income Tax Expense (Benefit)													65,885,000	66,694,000	67,629,000
Pretax Income													163,681,000	180,835,000	192,257,000
Income Taxes on Pretax Income at Statutory Rate (35%)													57,288,000	63,292,000	67,290,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													164,000	(10,000)	(165,000)
Investment Tax Credits, Net													(776,000)	(781,000)	(781,000)
State and Local Income Taxes, Net													5,423,000	6,953,000	4,744,000
Tax Adjustments													5,268,000	201,000	(1,827,000)
Other													(1,482,000)	(2,961,000)	(1,632,000)
Income Tax Expense													65,885,000	66,694,000	67,629,000
Effective Income Tax Rate													40.30%	36.90%	35.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	107,567,000							101,561,000					107,567,000	101,561,000
Deferred Tax Liabilities	(936,791,000)							(835,054,000)					(936,791,000)	(835,054,000)
Property Related Temporary Differences	(736,160,000)							(640,859,000)					(736,160,000)	(640,859,000)
Amounts Due from Customers for Future Federal Income Taxes	(31,000)							(1,325,000)					(31,000)	(1,325,000)
Deferred State Income Taxes	(99,126,000)							(95,378,000)					(99,126,000)	(95,378,000)
Regulatory Assets	(39,414,000)							(57,367,000)					(39,414,000)	(57,367,000)
Deferred Income Taxes on Other Comprehensive Loss	(3,100,000)							(3,489,000)					(3,100,000)	(3,489,000)
Deferred Federal Income Taxes on Deferred State Income Taxes	40,362,000							39,050,000					40,362,000	39,050,000
Net Operating Loss Carryforward	4,314,000							3,892,000					4,314,000	3,892,000
Tax Credit Carryforward	565,000							401,000					565,000	401,000
All Other, Net	3,366,000							21,582,000					3,366,000	21,582,000
Net Deferred Tax Liabilities	(829,224,000)							(733,493,000)					(829,224,000)	(733,493,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													0	259,000	239,000
Interest Income													135,000	0	344,000
Reversal of Prior Period Interest Expense													0	294,000	3,123,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	209,000							15,000					209,000	15,000
Accrual for Payment of Interest and Penalties	562,000							424,000					562,000	424,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							2,273,000					3,585,000	2,273,000	3,585,000	9,845,000
Increase - Tax Positions Taken During a Prior Period													0	421,000	1,339,000
Decrease - Tax Positions Taken During a Prior Period													(103,000)	(92,000)	(1,171,000)
Increase - Tax Positions Taken During the Current Year													14,000	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													0	0	(1,178,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(1,641,000)	(5,250,000)
Balance at December 31,	2,184,000							2,273,000					2,184,000	2,273,000	3,585,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Income Tax Benefit													(65,885,000)	(66,694,000)	(67,629,000)
Net Income (Loss)	4,575,000		51,096,000		28,432,000		13,693,000	8,179,000		58,103,000	35,211,000	12,648,000	97,796,000	114,141,000	124,628,000
Unrecognized Tax Benefits, if Recognized - Amount	827,000							818,000					827,000	818,000	1,882,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Southwestern Electric Power Co [Member]
Income Tax Expense:
Current													(10,866,000)	(214,353,000)	40,727,000
Deferred													81,888,000	260,761,000	16,726,000
Deferred Investment Tax Credits													(1,561,000)	(550,000)	(550,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	104,124,000	[11]	7,920,000	[12]	30,227,000		11,548,000	21,998,000		89,218,000	54,902,000	36,395,000	153,819,000	202,513,000	165,126,000
Income Tax Expense (Benefit)													69,461,000	45,858,000	56,903,000
Pretax Income													223,280,000	248,371,000	222,029,000
Income Taxes on Pretax Income at Statutory Rate (35%)													78,148,000	86,930,000	77,710,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													3,086,000	2,105,000	(7,000)
Depletion													(3,472,000)	(3,276,000)	(1,506,000)
Investment Tax Credits, Net													(1,561,000)	(550,000)	(550,000)
State and Local Income Taxes, Net													(1,453,000)	(18,010,000)	4,004,000
AFUDC													(2,381,000)	(19,879,000)	(16,962,000)
Other													(2,906,000)	(1,462,000)	(5,786,000)
Income Tax Expense													69,461,000	45,858,000	56,903,000
Effective Income Tax Rate													31.10%	18.50%	25.60%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	359,529,000							286,133,000					359,529,000	286,133,000
Deferred Tax Liabilities	(1,453,710,000)							(1,260,281,000)					(1,453,710,000)	(1,260,281,000)
Property Related Temporary Differences	(1,172,431,000)							(997,337,000)					(1,172,431,000)	(997,337,000)
Amounts Due from Customers for Future Federal Income Taxes	(43,116,000)							(43,090,000)					(43,116,000)	(43,090,000)
Deferred State Income Taxes	(118,179,000)							(98,630,000)					(118,179,000)	(98,630,000)
Regulatory Assets	(5,290,000)							(12,922,000)					(5,290,000)	(12,922,000)
Impairment Loss	21,295,000							21,700,000					21,295,000	21,700,000
Deferred Income Taxes on Other Comprehensive Loss	4,548,000							9,618,000					4,548,000	9,618,000
Net Operating Loss Carryforward	189,128,000							104,738,000					189,128,000	104,738,000
All Other, Net	29,864,000							41,775,000					29,864,000	41,775,000
Net Deferred Tax Liabilities	(1,094,181,000)							(974,148,000)					(1,094,181,000)	(974,148,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													215,000	286,000	1,382,000
Interest Income													0	0	1,991,000
Reversal of Prior Period Interest Expense													0	271,000	2,255,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	172,000							0					172,000	0
Accrual for Payment of Interest and Penalties	1,167,000							1,061,000					1,167,000	1,061,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							9,553,000					9,031,000	9,553,000	9,031,000	14,410,000
Increase - Tax Positions Taken During a Prior Period													0	2,806,000	14,355,000
Decrease - Tax Positions Taken During a Prior Period													(3,158,000)	(775,000)	(2,706,000)
Increase - Tax Positions Taken During the Current Year													1,301,000	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	0
Decrease - Settlements with Taxing Authorities													(94,000)	0	(12,997,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(1,509,000)	(4,031,000)
Balance at December 31,	7,602,000							9,553,000					7,602,000	9,553,000	9,031,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss														858,000,000
Income Tax Benefit													(69,461,000)	(45,858,000)	(56,903,000)
Net Income (Loss)	104,124,000	[11]	7,920,000	[12]	30,227,000		11,548,000	21,998,000		89,218,000	54,902,000	36,395,000	153,819,000	202,513,000	165,126,000
Unrecognized Tax Benefits, if Recognized - Amount	4,357,000							3,512,000					4,357,000	3,512,000	3,717,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Extended in the American Taxpayer Relief Act of 2012														50.00%
Indiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	50,000,000												50,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2033
Indiana [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	50,425,000												50,425,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2033
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	428,000,000												428,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2028
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	422,946,000												422,946,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2028
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	241,000,000												241,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2033
Oklahoma [Member] | Public Service Co of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	110,615,000												110,615,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2033
Oklahoma [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	2,835,000												2,835,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2033
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	9,000,000												9,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2026
Tennessee [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	8,810,000												8,810,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2026
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	301,000,000												301,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2031
Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	300,637,000												300,637,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2031
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	725,000,000												725,000,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2032
West Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	489,860,000												489,860,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2032
West Virginia [Member] | Ohio Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	235,636,000												235,636,000
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2032
Federal [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Dates													Dec. 31, 2032
Tax Credit Carryforward
Tax Credit Carryforward Amount	108,000,000												108,000,000
Tax Credit Carryforward Amount To Expire If Not Used	74,000,000												74,000,000
Income Taxes (Textuals) [Abstract]
Uncertain Tax Positions Netted Against Operating Loss Carryforward													121,000,000
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date													Dec. 31, 2032
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date													Jan. 01, 2028
Federal [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	12,000,000												12,000,000
Tax Credit Carryforward
Tax Credit Carryforward Amount	21,432,000												21,432,000
Tax Credit Carryforward Amount To Expire If Not Used	8,504,000												8,504,000
Federal [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	13,000,000												13,000,000
Tax Credit Carryforward
Tax Credit Carryforward Amount	2,587,000												2,587,000
Tax Credit Carryforward Amount To Expire If Not Used	2,587,000												2,587,000
Federal [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	20,000,000												20,000,000
Tax Credit Carryforward Amount To Expire If Not Used	1,714,000												1,714,000
Federal [Member] | Public Service Co of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	565,000												565,000
Tax Credit Carryforward Amount To Expire If Not Used	543,000												543,000
Federal [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	167,000,000												167,000,000
Tax Credit Carryforward
Tax Credit Carryforward Amount	884,000												884,000
Tax Credit Carryforward Amount To Expire If Not Used	759,000												759,000
State [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	98,000,000												98,000,000
Tax Credit Carryforward Amount To Expire If Not Used	29,000,000												29,000,000
State [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date													Dec. 31, 2022
State [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date													Jan. 01, 2014
State [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	76,481,000												76,481,000
Tax Credit Carryforward Amount To Expire If Not Used	28,255,000												28,255,000
State [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	0												0
Tax Credit Carryforward Amount To Expire If Not Used	0												0
State [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	0												0
Tax Credit Carryforward Amount To Expire If Not Used	0												0
State [Member] | Public Service Co of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	21,114,000												21,114,000
Tax Credit Carryforward Amount To Expire If Not Used	21,114,000												21,114,000
State [Member] | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward Amount	0												0
Tax Credit Carryforward Amount To Expire If Not Used	0												0
Uk Windfall Tax Issue [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income													108,000,000
Income Tax Expense (Benefit)													80,000,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense													80,000,000
Income Taxes (Textuals) [Abstract]
Income Tax Benefit													(80,000,000)
Interest and Investment Income													43,000,000
Net Income (Loss)													$ 108,000,000

[1]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[2]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[3]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[4]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[5]	Includes U.K. Windfall Tax benefit (see Note 12).
[6]	Includes impairments for certain Ohio generation plants (see Note 7).
[7]	See Note 18 for discussion of cost reduction programs in 2012.
[8]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).
[9]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).
[10]	Includes impairments for certain Ohio generation plants (see Note 6).
[11]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).
[12]	Includes a regulatory disallowance for the Turk Plant (see Note 3).